PERPETUAL CARE TRUSTS - Aging of Unrealized Losses on Investments in Fixed Maturities and Equity Securities Held in Perpetual Care Trusts (Detail) - Perpetual care trusts - Variable Interest Entity, Primary Beneficiary - USD ($)
$ in Thousands
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	$ 97,459	$ 57,723	$ 125,431
12 months o Fair Value	2,871	2,829	7,089
Tot Fair Value	100,330	60,552	132,520
Less than 12 months Unrealized Losses	42,081	5,638	5,370
12 Months or more Unrealized Losses	547	144	803
Total Unrealized Losses	42,628	5,782	6,173
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	1,759	754	405
12 months o Fair Value	2,831	2,829	3,692
Tot Fair Value	4,590	3,583	4,097
Less than 12 months Unrealized Losses	70	50	15
12 Months or more Unrealized Losses	165	144	427
Total Unrealized Losses	235	194	442
Mutual funds - debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	12,800	2,856	21,867
12 months o Fair Value	19		2,814
Tot Fair Value	12,819	2,856	24,681
Less than 12 months Unrealized Losses	1,016	38	591
12 Months or more Unrealized Losses	162		246
Total Unrealized Losses	1,178	38	837
Mutual funds - equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	7,476	566	1,382
12 months o Fair Value	7
Tot Fair Value	7,483	566	1,382
Less than 12 months Unrealized Losses	6,517	66	141
12 Months or more Unrealized Losses	207		1
Total Unrealized Losses	6,724	66	142
Other investment funds
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	58,418	53,426	101,536
Tot Fair Value	58,418	53,426	101,536
Less than 12 months Unrealized Losses	16,219	5,472	4,607
Total Unrealized Losses	16,219	5,472	4,607
Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	17,006	121	241
12 months o Fair Value	5		583
Tot Fair Value	17,011	121	824
Less than 12 months Unrealized Losses	18,259	12	16
12 Months or more Unrealized Losses	13		129
Total Unrealized Losses	18,272	12	145
Other invested assets
Investments, Unrealized Loss Position [Line Items]
12 months o Fair Value	9
Tot Fair Value	9
U.S. governmental securities | Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value		291
12 months o Fair Value	1,002	942	790
Tot Fair Value	1,002	1,233	790
Less than 12 months Unrealized Losses		4
12 Months or more Unrealized Losses	58	48	121
Total Unrealized Losses	58	52	121
Corporate debt securities | Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	1,759	463	405
12 months o Fair Value	1,829	1,887	2,902
Tot Fair Value	3,588	2,350	3,307
Less than 12 months Unrealized Losses	70	46	15
12 Months or more Unrealized Losses	107	96	306
Total Unrealized Losses	$ 177	$ 142	$ 321